CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($)	Total	Common Stock	Series A Preferred Stock [Member]	Additional Paid-In Capital	Accumulated other comprehensive loss	Retained Earnings (Accumulated Deficit)
Balance, Shares at Dec. 31, 2019		10,000,000
Balance, Amount at Dec. 31, 2019	$ (85,582)	$ 10,000	$ 0	$ 0	$ (553)	$ (95,029)
Shares Issued For Acquisition Of Legal Acquirer, Shares		310,868,500
Shares Issued For Acquisition Of Legal Acquirer, Amount	0	$ 310,869	0	0	0	(310,869)
Issuance Of Shares For Service Rendered, Shares		19,400,000
Issuance Of Shares For Service Rendered, Amount	4,074,000	$ 19,400	0	4,054,600	0	0
Foreign Currency Translation Adjustment	(331)	0	0	0	(331)	0
Net Loss For The Year	(4,148,947)	$ 0	0	0	0	(4,148,947)
Balance, Shares at Dec. 31, 2020		340,268,500
Balance, Amount at Dec. 31, 2020	(160,860)	$ 340,269	0	4,054,600	(884)	(4,554,845)
Issuance Of Shares For Service Rendered, Shares		250,000
Issuance Of Shares For Service Rendered, Amount	101,715	$ 250	0	101,465	0	0
Foreign Currency Translation Adjustment	612	0	0		612	0
Net Loss For The Year	(287,763)	$ 0	$ 0			(287,763)
Conversion Of Common Stock To Preferred Stock, Shares		(169,000,000)	1
Conversion Of Common Stock To Preferred Stock, Amount	0	$ (169,000)	$ 0	169,000	0	0
Shares Issued To Convert The Bond, Shares		4,650,048
Shares Issued To Convert The Bond, Amount	38,197	$ 4,650		33,547
Balance, Shares at Dec. 31, 2021		176,168,548	1
Balance, Amount at Dec. 31, 2021	$ (308,099)	$ 176,169	$ 0	$ 4,358,612	$ (272)	$ (4,842,608)